UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2008 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES — 31.2%
Federal Farm Credit Bank — 0.5%
5.64% due 04/04/11	$500,000	$548,170
6.00% due 03/07/11	200,000	220,081
6.30% due 12/03/13	500,000	588,204

		1,356,455

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	31,305	33,178
11.00% due 02/01/15	27	31
11.50% due 09/01/19	7,652	8,698

		41,907

Government National Mtg. Assoc. — 30.4%
4.50% due 05/15/18	720,967	749,452
4.50% due 08/15/18	1,114,426	1,158,455
4.50% due 09/15/18	3,338,073	3,469,956
4.50% due 10/15/18	3,264,010	3,392,968
4.50% due 09/15/33	4,064,836	4,157,789
5.00% due 04/15/18	3,162,950	3,319,543
5.00% due 04/15/33	26,828	27,623
5.00% due 08/15/33	1,586,972	1,633,142
5.00% due 09/15/33	705,309	726,210
5.00% due 10/15/33	498,512	513,284
5.00% due 04/15/34	24,554	25,266
5.00% due 11/15/34	163,407	168,147
5.00% due 02/15/35	22,356	22,990
5.00% due 03/15/35	491,081	505,019
5.00% due 04/15/35	53,288	54,800
5.00% due 05/15/35	1,500,448	1,543,034
5.00% due 09/15/35	834,661	858,350
5.00% due 10/15/35	134,552	138,371
5.00% due 12/15/35	84,536	86,935
5.00% due 03/15/36	822,543	845,503
5.00% due 05/15/36	1,234,762	1,269,230
5.00% due 06/15/36	846,273	869,896
5.00% due 09/15/36	1,902,573	1,955,208
5.00% due 10/15/36	494,177	507,971
5.00% due 11/15/36	45,079	46,338
5.00% due 12/15/36	351,974	361,798
5.00% due 01/15/37	4,249,791	4,367,754
5.00% due 02/15/37	1,950,583	2,004,727
5.00% due 03/15/37	1,541,086	1,583,862
5.00% due 04/15/37	1,709,216	1,756,659
5.00% due 08/15/38	9,870,603	10,144,585
5.50% due 11/15/32	10,855	11,225
5.50% due 03/15/33	384,050	396,919
5.50% due 04/15/33	465,085	480,671
5.50% due 05/15/33	1,038,289	1,073,184
5.50% due 06/15/33	4,949,915	5,115,791
5.50% due 07/15/33	1,351,724	1,397,022
5.50% due 10/15/33	1,389,711	1,436,281
5.50% due 12/15/33	285,155	294,711
5.50% due 01/15/34	3,130,611	3,233,565
5.50% due 02/15/34	1,738,357	1,795,526
6.00% due 01/15/28	2,320	2,409
6.00% due 04/15/28	1,026,618	1,063,881
6.00% due 05/15/28	1,325	1,375
6.00% due 10/15/28	3,464	3,596
6.00% due 03/15/29	32,093	33,291
6.00% due 04/15/29	34,542	35,831
6.00% due 05/15/29	61,829	64,137
6.00% due 06/15/29	21,899	22,717
6.00% due 04/15/31	22,086	22,890
6.00% due 05/15/31	37,212	38,567
6.00% due 11/15/31	158,303	164,065
6.00% due 12/15/31	321,964	333,683
6.00% due 01/15/32	126,941	131,443
6.00% due 02/15/32	34,126	35,337
6.00% due 03/15/32	7,115	7,367
6.00% due 08/15/32	213,441	221,009
6.00% due 11/15/32	30,876	31,971
6.00% due 12/15/32	5,599	5,797
6.00% due 01/15/33	16,586	17,163
6.00% due 02/15/33	45,007	46,575
6.00% due 03/15/33	64,363	66,605
6.00% due 04/15/33	252,904	261,714
6.00% due 07/15/33	196,561	203,408
6.00% due 08/15/33	1,948,549	2,018,626
6.00% due 09/15/33	289,373	299,453
6.00% due 10/15/33	1,018,956	1,054,461
6.00% due 11/15/33	118,381	122,505
6.00% due 12/15/33	523,919	542,169
6.00% due 02/15/34	177,439	183,481
6.00% due 05/15/34	31,693	32,772
6.00% due 06/15/34	33,362	34,498
6.00% due 07/15/34	1,135,537	1,174,205
6.00% due 08/15/34	151,937	157,111
6.00% due 09/15/34	910,176	941,170
6.00% due 10/15/34	3,595,290	3,717,721
6.00% due 12/15/34	262,705	271,651
6.00% due 06/15/35	190,877	197,318
6.00% due 08/15/35	113,057	116,872
6.50% due 02/15/29	11,476	12,063
6.50% due 05/15/31	10,635	11,178
6.50% due 06/15/31	46,889	49,284
6.50% due 07/15/31	21,752	22,863
6.50% due 08/15/31	56,826	59,728
6.50% due 09/15/31	119,028	125,108
6.50% due 10/15/31	234,438	246,414
6.50% due 11/15/31	11,979	12,590
6.50% due 12/15/31	18,625	19,576
6.50% due 01/15/32	29,557	31,066
6.50% due 02/15/32	427,308	449,136
6.50% due 06/15/32	47,524	49,952
7.00% due 07/15/23	21,032	22,323
7.00% due 10/15/23	36,195	38,417
7.00% due 09/15/25	177,535	188,135
7.00% due 03/20/29	14,416	15,183
7.00% due 06/20/29	2,294	2,416
7.00% due 11/20/30	50,096	52,751
7.50% due 04/15/17	9,131	9,660
7.50% due 08/15/23	153,106	162,280
7.50% due 09/15/23	439,012	465,313
9.00% due 12/15/16	33,856	36,192
11.00% due 08/20/15	114	127
11.00% due 09/20/15	310	346
11.50% due 05/20/15	1,167	1,305
12.50% due 09/15/14	4,330	5,113
13.00% due 02/15/11	1,466	1,564
13.00% due 04/15/11	226	255
13.00% due 10/20/14	895	1,043
13.00% due 11/15/14	497	586
13.00% due 02/20/15	509	590
13.50% due 02/15/13	6,645	7,787
15.00% due 01/15/12	249	294
15.00% due 02/15/12	705	831
15.00% due 06/15/12	3,990	4,700
15.00% due 09/15/12	443	521
15.50% due 09/15/11	22,547	25,926

		79,311,220

Small Business Administration — 0.3%
6.30% due 06/01/18	872,813	904,280

Total U.S. Government Agencies (cost $78,741,157)		81,613,862

U.S. GOVERNMENT TREASURIES — 44.3%
United States Treasury Bonds — 9.1%
4.75% due 02/15/37	17,000,000	23,688,446

United States Treasury Notes — 35.2%
2.00% due 02/28/10	4,000,000	4,072,032
3.13% due 08/31/13	20,000,000	21,564,060
3.38% due 11/30/12	10,000,000	10,899,220
4.00% due 08/15/18	48,000,000	55,428,768

		91,964,080

Total U.S. Government Treasuries (cost $99,165,469)		115,652,526

Total Long-Term Investment Securities (cost $177,906,626)		197,266,388

SHORT-TERM INVESTMENT SECURITIES — 21.9%
Time Deposits — 21.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 1/2/09(3) (cost $57,084,000)	57,084,000	57,084,000

REPURCHASE AGREEMENT — 1.9%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $5,000,000)	5,000,000	5,000,000

TOTAL INVESTMENTS (cost $239,990,626) (2)	99.3%	259,350,388
Other assets less liabilities	0.7	1,755,893

NET ASSETS	100.0%	$261,106,281

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 13.1%.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — December 31, 2008

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES — 79.2%
Government National Mtg. Assoc. — 79.1%
4.50% due 05/15/18	$1,441,935	$1,498,904
4.50% due 08/15/18	719,280	747,698
4.50% due 09/15/18	2,512,987	2,612,272
4.50% due 10/15/18	3,822,509	3,973,533
4.50% due 08/15/33	2,301,672	2,354,306
4.50% due 09/15/33	2,984,855	3,053,111
5.00% due 03/15/18	398,002	417,707
5.00% due 04/15/18	5,238,246	5,497,586
5.00% due 05/15/18	7,378,112	7,743,391
5.00% due 01/15/33	16,884	17,384
5.00% due 05/15/33	10,656	10,940
5.00% due 08/15/33	2,359,514	2,429,432
5.00% due 09/15/33	2,099,791	2,162,014
5.00% due 10/15/33	4,909,075	5,054,544
5.00% due 04/15/34	48,471	49,877
5.00% due 05/15/34	132,774	136,625
5.00% due 11/15/34	559,088	575,306
5.00% due 12/15/34	552,581	568,610
5.00% due 09/15/35	19,234	19,779
5.00% due 10/15/35	106,455	109,477
5.00% due 11/15/35	105,239	108,226
5.00% due 12/15/35	59,047	60,723
5.00% due 02/15/36	140,010	143,925
5.00% due 04/15/36	424,785	436,641
5.00% due 06/15/36	1,432,972	1,472,972
5.00% due 07/15/36	482,612	496,084
5.00% due 08/15/36	25,950	26,674
5.00% due 09/15/36	806,111	828,306
5.00% due 10/15/36	25,861	26,583
5.00% due 11/15/36	378,594	389,162
5.00% due 12/15/36	1,076,510	1,106,560
5.00% due 01/15/37	742,053	762,651
5.00% due 02/15/37	873,226	897,464
5.00% due 04/15/37	9,042,792	9,293,794
5.50% due 06/15/29	4,644	4,823
5.50% due 01/15/32	41,019	42,419
5.50% due 12/15/32	601,857	622,402
5.50% due 01/15/33	401,520	414,975
5.50% due 02/15/33	1,582,021	1,635,037
5.50% due 03/15/33	930,203	961,373
5.50% due 04/15/33	4,783,115	4,943,403
5.50% due 05/15/33	5,753,154	5,947,473
5.50% due 06/15/33	6,262,963	6,473,268
5.50% due 07/15/33	322,476	333,282
5.50% due 08/15/33	1,943,574	2,008,705
5.50% due 09/15/33	329,875	340,929
5.50% due 10/15/33	5,414,353	5,595,794
5.50% due 12/15/33	5,818,440	6,013,421
5.50% due 01/15/34	7,779,789	8,035,635
5.50% due 02/15/34	1,118,887	1,155,684
5.50% due 04/15/35	1,808,727	1,867,644
5.50% due 07/15/35	1,983,623	2,048,237
5.50% due 09/15/35	20,544,439	21,213,643
5.50% due 10/15/35	12,983,739	13,406,665
5.50% due 11/15/35	25,003,500	25,817,952
5.50% due 12/15/35	16,012,082	16,533,652
5.50% due 02/15/36	2,296,325	2,370,765
5.50% due 03/15/36	8,756,911	9,040,786
5.50% due 04/15/36	376,522	388,727
5.50% due 05/15/36	2,874,909	2,968,106
6.00% due 11/15/23	3,650	3,808
6.00% due 01/15/24	5,248	5,452
6.00% due 07/15/28	2,797	2,904
6.00% due 11/15/28	263,923	274,023
6.00% due 12/15/28	229,683	238,474
6.00% due 01/15/29	536,130	556,147
6.00% due 02/15/29	581,014	602,707
6.00% due 03/15/29	510,281	529,334
6.00% due 04/15/29	1,208,295	1,253,627
6.00% due 05/15/29	45,078	46,761
6.00% due 06/15/29	413,619	429,122
6.00% due 07/15/29	141,597	146,883
6.00% due 08/15/29	13,866	14,384
6.00% due 10/15/29	101,919	105,724
6.00% due 04/15/31	14,793	15,332
6.00% due 07/15/31	14,838	15,378
6.00% due 10/15/31	68,608	71,105
6.00% due 11/15/31	1,073,403	1,112,470
6.00% due 12/15/31	454,376	470,913
6.00% due 01/15/32	574,175	594,536
6.00% due 02/15/32	46,326	47,969
6.00% due 03/15/32	367,781	380,822
6.00% due 07/15/32	85,388	88,416
6.00% due 08/15/32	1,275,911	1,322,348
6.00% due 09/15/32	881,182	912,429
6.00% due 10/15/32	179,194	185,547
6.00% due 11/15/32	4,307	4,460
6.00% due 12/15/32	163,858	169,669
6.00% due 01/15/33	1,225,468	1,268,156
6.00% due 02/15/33	1,276,028	1,320,477
6.00% due 03/15/33	1,088,436	1,126,351
6.00% due 04/15/33	1,050,007	1,086,582
6.00% due 05/15/33	1,108,239	1,146,842
6.00% due 06/15/33	768,668	795,445
6.00% due 08/15/33	1,134,286	1,174,081
6.00% due 10/15/33	417,463	432,004
6.00% due 11/15/33	1,435,197	1,485,210
6.00% due 12/15/33	2,461,275	2,547,014
6.00% due 01/15/34	1,417,801	1,466,082
6.00% due 02/15/34	8,537,666	8,828,403
6.00% due 03/15/34	187,023	193,392
6.00% due 04/15/34	2,662,714	2,753,389
6.00% due 05/15/34	256,294	265,021
6.00% due 06/15/34	288,772	298,605
6.00% due 07/15/34	3,129,201	3,235,761
6.00% due 08/15/34	4,088,897	4,228,374
6.00% due 09/15/34	180,935	187,105
6.00% due 10/15/34	553,210	572,048
6.00% due 11/15/34	1,100,544	1,138,021
6.00% due 12/15/34	57,401	59,356
6.00% due 01/15/35	77,747	80,369
6.00% due 02/15/35	720,887	745,212
6.00% due 04/15/35	51,396	53,130
6.00% due 05/15/35	69,309	71,648
6.00% due 06/15/35	350,318	362,138
6.00% due 11/15/35	19,907	20,579
6.00% due 12/15/35	1,365,844	1,413,507
6.00% due 01/15/36	834,961	863,254
6.00% due 02/15/36	1,595,099	1,649,147
6.00% due 03/15/36	1,270,583	1,313,635
6.00% due 04/15/36	4,110,402	4,249,680
6.00% due 05/15/36	5,182,060	5,357,653
6.00% due 06/15/36	2,544,800	2,631,028
6.00% due 07/15/36	1,342,321	1,387,805
6.00% due 08/15/36	17,951	18,562
6.00% due 09/15/36	190,781	197,245
6.00% due 10/15/36	1,409,531	1,457,409
6.00% due 11/15/36	2,136,364	2,208,754
6.00% due January TBA	20,000,000	20,631,240
6.50% due 03/15/28	20,031	21,112
6.50% due 08/15/28	37,943	39,882
6.50% due 01/15/29	3,576	3,759
6.50% due 02/15/29	1,232	1,295
6.50% due 03/15/29	98,905	103,958
6.50% due 04/15/29	1,446	1,520
6.50% due 05/15/29	9,807	10,339
6.50% due 06/15/29	32,224	33,871
6.50% due 07/15/29	2,467	2,593
6.50% due 10/15/29	3,316	3,485
6.50% due 08/15/31	227,565	239,191
6.50% due 09/15/31	10,627	11,170
6.50% due 10/15/31	234,438	246,414
6.50% due 11/15/31	113,106	118,885
6.50% due 12/15/31	140,011	147,164
6.50% due 02/15/32	164,114	172,498
6.50% due 05/15/32	1,058,025	1,112,074
6.50% due 06/15/32	91,219	95,879
7.00% due 03/15/23	82,413	87,474
7.00% due 01/20/24	472	498
7.00% due 03/20/24	491	518
7.00% due 07/20/25	2,043	2,155
7.00% due 09/15/25	77,100	81,703
7.00% due 01/20/29	31,275	32,940
7.00% due 02/20/29	5,673	5,975
7.00% due 06/20/29	11,377	11,982
7.00% due 07/20/29	39,449	41,550
7.00% due 09/20/29	3,974	4,185
7.00% due 10/20/29	8,179	8,615
7.00% due 11/20/29	2,643	2,784
7.00% due 03/20/30	4,021	4,234
7.00% due 06/20/30	5,373	5,658
7.00% due 08/20/30	21,139	22,260
7.00% due 09/20/30	19,095	20,107
7.00% due 10/20/30	23,528	24,775
8.00% due 11/15/26	132,351	140,875
8.00% due 12/15/29	15,321	16,345
8.00% due 04/15/30	29,125	31,038
8.00% due 05/15/30	2,813	2,998
8.00% due 08/15/30	29,067	30,977
8.50% due 03/15/17	13,642	14,585
8.50% due 05/15/21	30,768	32,884
8.50% due 12/15/22	42,887	45,822
8.50% due 01/15/23	106,884	114,286
8.50% due 09/15/24	19,792	21,150
9.00% due 07/15/16	47,043	50,290
9.00% due 10/15/16	4,900	5,238

		288,416,509

Small Business Administration — 0.1%
6.30% due 06/01/18	290,938	301,427

Total U.S. Government Agencies (cost $280,213,445)		288,717,936

U.S. GOVERNMENT TREASURIES — 6.4%
United States Treasury Bonds — 2.3%
4.75% due 02/15/37	6,000,000	8,360,628

United States Treasury Notes — 4.1%
4.00% due 08/15/18	13,000,000	15,011,958

Total U.S. Government Treasuries (cost $18,677,422)		23,372,586

Total Long-Term Investment Securities (cost $298,890,867)		312,090,522

SHORT-TERM INVESTMENT SECURITIES — 19.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(1) (cost $70,770,000)	70,770,000	70,770,000

TOTAL INVESTMENTS (cost $369,660,867)(2)	105.0%	382,860,522
Liabilities in excess of other assets	(5.0)	(18,394,228)

NET ASSETS	100.0%	$364,466,294

(1)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 16.3%.
(2)	See Note 3 for cost of investments on a tax basis.

TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2008 — (unaudited)

Security Description	Principal Amount/Shares/ Rights/Warrants**	Market Value (Note 1)
ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$145,000	$69,787
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.38% due 05/20/36(1)(2)	1,435,096	1,044,668
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(1)(2)	1,420,174	765,082
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	825,000	611,291
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.01% due 07/25/37(1)(2)	1,664,797	1,518,895
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/01/49(1)(2)	285,000	133,584
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)	360,000	315,454
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 2.11% due 02/05/19*(1)(3)	1,575,000	1,247,381
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	86,000	81,568
Commercial Mtg. Pass Through Certs., Series 2004-LB4A, Class A3, 4.41% due 10/15/37(1)	1,500,000	1,401,519
Deutsche ALT-A Securities, Inc., Series 2006-AB2, Class A5A, 6.09% due 06/25/36(1)	600,000	277,764
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	413,000	195,712
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)	205,000	197,348
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(4)	830,000	622,500
Swift Master Auto Receivables Trust Series 2007-2, Class A 1.85% due 10/15/12(3)	2,957,126	2,573,503
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.83% due 10/25/36(1)	2,553,005	1,587,301
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(2)	600,123	384,609

Total Asset Backed Securities (cost $17,345,955)		13,027,966

CONVERTIBLE BONDS & NOTES — 0.1%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	125,000	73,437

Electronic Components-Semiconductors — 0.0%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*(21)	1,270,000	50,800

Optical Supplies — 0.1%
Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	300,000	243,000

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6)	286,000	85,800

Total Convertible Bonds & Notes (cost $1,724,071)		453,037

CORPORATE BONDS & NOTES — 44.7%
Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 5.25% due 02/01/14	440,000	450,921

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 6.13% due 02/01/19	220,000	235,377
United Technologies Corp. Notes 6.13% due 07/15/38	300,000	326,034

		561,411

Agricultural Chemicals — 0.1%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	330,000	244,200
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	695,000	510,825

		755,025

Airlines — 0.6%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	1,743,000	1,115,520
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	719,000	546,440
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	633,268	506,614
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 09/18/11	550,000	440,000
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	275,000	231,000
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	268,251	211,919
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49	31,423	29,224

		3,080,717

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	730,000	641,488

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	2,390,000	525,800
General Motors Corp. Senior Notes 7.13% due 07/15/13	2,648,000	489,880

		1,015,680

Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Company Guar. Notes Series B 5.75% due 08/01/14	146,000	54,020
Lear Corp. Senior Notes 8.75% due 12/01/16	689,000	199,810

		253,830

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(4)(5)	225,000	0

Banks-Commercial — 0.4%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	122,000	123,244
KeyBank NA Sub. Notes 5.45% due 03/03/16	372,000	292,996
KeyBank NA Sub. Notes 7.41% due 10/15/27	128,000	109,875
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	281,000	263,119
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	470,000	420,845
Sovereign Bank Sub. Notes 8.75% due 05/30/18	442,000	436,667
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	330,000	264,859
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	325,000	352,595

		2,264,200

Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 3.00% due 06/15/37(3)	590,000	259,116

Banks-Super Regional — 0.6%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	135,000	144,725
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	652,000	631,055
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	255,000	179,443
JP Morgan Chase Bank NA Sub. Notes 6.00% due 07/05/17	1,030,000	1,038,856
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(3)(7)	390,000	161,048
Wachovia Corp. Senior Notes 3.63% due 02/17/09	87,000	86,643
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	99,000	90,949
Wachovia Corp. Senior Notes 5.70% due 08/01/13	193,000	187,222
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	349,000	355,469

		2,875,410

Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	285,000	312,960
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	275,000	167,750

		480,710

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	765,000	589,050
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	680,000	293,250

		882,300

Building & Construction Products-Misc. — 0.3%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	965,000	759,937
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,045,000	825,550

		1,585,487

Building Products-Wood — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(10)	1,088,000	108,800

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	266,000	264,670

Cable TV — 2.4%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15(21)	2,334,000	361,770
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	2,437,000	1,121,020
CCH II LLC/CCH II Capital Corp. Senior Notes Series B 10.25% due 09/15/10	696,000	306,240
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	966,000	608,580
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	94,000	75,200
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	934,000	883,466
Comcast Corp. Notes 6.95% due 08/15/37	303,000	319,075
COX Communications, Inc. Bonds 6.95% due 06/01/38*	212,000	191,759
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	975,000	1,020,143
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	2,175,000	2,049,938
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	700,000	696,500
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	575,000	572,125
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16	3,330,000	3,230,100
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	255,000	242,003
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	501,000	508,247

		12,186,166

Casino Hotels — 0.7%
Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12	575,000	368,000
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(5)(8)	946,489	847,108
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(4)(5)	425,000	425,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	975,000	624,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,660,000	1,261,600

		3,525,708

Casino Services — 0.1%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	1,285,000	700,325

Cellular Telecom — 0.8%
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	1,192,000	1,203,920
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(3)	727,000	705,190
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	1,406,000	1,455,552
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	315,000	132,300
Verizon Wireless Senior Notes 7.38% due 11/15/13*	252,000	265,880
Verizon Wireless Senior Notes 8.50% due 11/15/18*	290,000	339,786

		4,102,628

Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 5.88% due 01/15/14	550,000	566,264

Chemicals-Specialty — 0.8%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	1,380,000	724,500
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,860,000	995,100
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	950,000	779,000
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	3,795,000	1,119,525
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(10)(11)	2,561,000	256,100

		3,874,225

Computer Services — 0.7%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,495,000	1,009,125
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	660,000	683,912
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	2,370,000	2,050,050

		3,743,087

Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	225,000	104,625

Consumer Products-Misc. — 0.3%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	821,000	632,170
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	325,000	299,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	125,000	92,500
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(9)	458,000	338,920

		1,362,590

Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,410,000	1,106,850
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	793,000	781,105

		1,887,955

Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12(21)(26)	550,000	93,500
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(21)(26)	1,760,000	334,400

		427,900

Cosmetics & Toiletries — 0.1%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	146,000	137,369
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	322,000	337,425

		474,794

Decision Support Software — 0.2%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	1,700,000	988,125

Direct Marketing — 0.4%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,494,000	747,000
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	1,390,000	1,139,800

		1,886,800

Diversified Banking Institutions — 0.9%
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	635,000	593,482
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	270,000	266,065
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	1,143,000	1,005,362
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	396,000	381,636
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	280,000	272,632
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	622,000	600,267
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	644,000	561,461
Citigroup, Inc. Jr. Sub. Bonds 8.40% due 04/30/18(3)(7)	315,000	207,991
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	555,000	523,835

		4,412,731

Diversified Financial Services — 0.4%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	613,000	584,130
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	850,000	843,219
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	504,000	493,345
General Electric Capital Corp. Notes 6.75% due 03/15/32	279,000	296,640

		2,217,334

Diversified Manufacturing Operations — 0.3%
General Electric Co. Senior Notes 5.25% due 12/06/17	750,000	747,710
Harland Clarke Holdings Corp. Notes 6.90% due 05/15/15(3)	425,000	126,438
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	1,150,000	437,000
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	474,000	322,320

		1,633,468

Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	161,000	54,900

Electric-Generation — 1.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	649,000	553,323
Edison Mission Energy Senior Notes 7.20% due 05/15/19	515,000	422,300
Edison Mission Energy Senior Notes 7.63% due 05/15/27	950,000	736,250
Edison Mission Energy Senior Notes 7.75% due 06/15/16	775,000	689,750
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	397,874	361,071
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	675,000	540,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	421,278	357,935
The AES Corp. Senior Notes 8.00% due 10/15/17	845,000	692,900
The AES Corp. Senior Notes 8.00% due 06/01/20*	625,000	484,375
The AES Corp. Sec. Notes 8.75% due 05/15/13*	947,000	909,120

		5,747,024

Electric-Integrated — 3.1%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	540,000	499,638
Central Illinois Light Co. Senior Notes 8.88% due 12/15/13	275,000	274,735
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	537,000	446,582
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(3)	374,000	168,300
Dominion Resources, Inc. Senior Notes Series D 8.88% due 01/15/19	240,000	258,813
DTE Energy Co. Senior Notes 6.38% due 04/15/33	422,000	332,669
DTE Energy Co. Senior Notes 7.05% due 06/01/11	195,000	192,886
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	700,000	497,000
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	462,000	428,418
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	600,000	522,947
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	195,000	189,806
Exelon Corp. Senior Notes 6.75% due 05/01/11	460,000	448,945
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	613,898	527,301
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,170,000	1,134,900
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,380,000	1,048,800
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	430,000	260,656
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	218,000	202,882
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	940,000	877,028
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	282,000	314,116
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	653,000	585,904
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	50,000	49,943
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	633,000	586,884
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	458,000	438,082
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	1,071,000	955,660
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35	80,000	86,410
Southern Energy, Inc. Notes 7.90% due 07/15/09*†(4)(5)(6)	1,550,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	289,000	257,262
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*(24)	3,190,000	2,264,900
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	1,370,000	972,700
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	1,445,000	722,500
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	540,000	492,038

		16,038,705

Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	175,000	75,250

Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	1,245,000	547,800
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	1,475,000	840,750
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(24)	975,000	224,250
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	590,000	417,560
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*(3)(21)	3,005,000	540,900
Spansion LLC Senior Notes 11.25% due 01/15/16*(21)	180,000	12,600

		2,583,860

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	504,000	346,451

Electronics-Military — 0.4%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	875,000	805,000
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	195,000	182,325
L-3 Communications Corp. Company Guar. Notes 7.63% due 06/15/12	925,000	904,187

		1,891,512

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(10)(11)	135,000	81,000

Finance-Auto Loans — 1.6%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	58,000	57,836
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	355,000	284,064
Ford Motor Credit Co. LLC Notes 7.38% due 02/01/11	2,650,000	2,015,224
Ford Motor Credit Co. LLC Senior Notes 9.20% due 04/15/09(3)	1,700,000	1,640,500
GMAC LLC Senior Notes 3.40% due 05/15/09(3)	465,000	444,075
GMAC LLC Senior Notes 6.00% due 12/15/11	2,600,000	2,061,896
GMAC LLC Senior Bonds 6.88% due 09/15/11	2,253,000	1,824,121

		8,327,716

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	660,000	618,572
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	640,000	446,526

		1,065,098

Finance-Credit Card — 0.1%
MBNA America Bank NA Senior Notes 7.13% due 11/15/12*	298,000	304,698

Finance-Investment Banker/Broker — 1.8%
Credit Suisse First Boston USA, Inc. Notes 5.13% due 08/15/15	370,000	336,054
Credit Suisse USA, Inc. Company Guar. Notes 5.25% due 03/02/11	342,000	336,249
Credit Suisse USA, Inc. Company Guar. Notes 6.13% due 11/15/11	301,000	304,022
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	451,000	453,160
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	520,000	525,234
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	340,000	348,559
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(7)(10)(11)	222,000	22
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(11)	280,000	28
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(11)	361,000	36
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(11)	517,000	49,115
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	275,000	271,844
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	350,000	323,168
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	290,000	303,348
Morgan Stanley Sub. Notes 4.75% due 04/01/14	635,000	483,800
Morgan Stanley Senior Notes 5.38% due 10/15/15	340,000	292,675
Morgan Stanley Notes 5.45% due 01/09/17	317,000	261,297
Morgan Stanley Senior Notes 5.75% due 10/18/16	451,000	378,963
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,330,000	1,147,431
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(3)	138,000	69,015
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	407,000	403,536
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	734,000	716,607
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	711,000	738,425
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	330,000	302,763
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	266,000	242,501
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	1,121,000	910,104

		9,197,956

Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	523,000	509,744
Countrywide Home Loans, Inc. Notes 4.13% due 09/15/09	90,000	88,945

		598,689

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	310,000	277,510

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	275,000	176,688

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	416,000	431,711
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	553,000	553,992

		985,703

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	280,000	294,336
Safeway, Inc. Senior Notes 6.25% due 03/15/14	260,000	261,348

		555,684

Funeral Services & Related Items — 0.4%
Service Corp. International Senior Notes 6.75% due 04/01/16	1,505,000	1,143,800
Service Corp. International Senior Notes 7.38% due 10/01/14	225,000	191,250
Service Corp. International Debentures 7.88% due 02/01/13	650,000	579,312

		1,914,362

Gambling (Non-Hotel) — 0.3%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	1,200,000	660,000
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(10)(11)	1,045,000	245,575
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	583,000	408,100

		1,313,675

Home Furnishings — 0.1%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14(21)	905,000	262,450
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(9)(21)	1,331,000	153,065

		415,515

Hotels/Motels — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	855,000	530,100
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	700,000	483,000
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	280,000	154,000

		1,167,100

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	1,078,000	846,230

Independent Power Producers — 0.4%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	910,000	846,300
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	650,000	650,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	495,000	400,950

		1,897,250

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	200,000	194,685
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	170,000	169,548
USI Holdings Corp. Senior Notes 6.02% due 11/15/14*(3)	615,000	249,844
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,740,000	693,825

		1,307,902

Insurance-Life/Health — 0.2%
Americo Life, Inc. Notes 7.88% due 05/01/13*	38,000	36,100
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	391,000	322,223
Monumental Global Funding II Notes 5.65% due 07/14/11*	174,000	177,295
Pricoa Global Funding I Notes 5.30% due 09/27/13*	320,000	281,377

		816,995

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)	370,000	203,500

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	536,000	486,575

Insurance-Reinsurance — 0.1%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	643,000	537,728

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	507,000	456,880

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 8.25% due 12/15/38	271,000	334,020

Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,575,000	740,250

Medical Products — 1.0%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	1,001,000	1,082,654
Johnson & Johnson Notes 5.95% due 08/15/37	525,000	640,946
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(24)	1,425,000	1,125,750
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(3)	1,505,000	918,050
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(24)	1,575,000	1,118,250

		4,885,650

Medical-Drugs — 0.3%
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	119,000	119,956
Wyeth Bonds 5.50% due 02/01/14	1,074,000	1,090,956
Wyeth Notes 6.95% due 03/15/11	361,000	375,940

		1,586,852

Medical-HMO — 0.6%
Humana, Inc. Bonds 8.15% due 06/15/38	315,000	243,384
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	2,825,000	2,288,250
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	325,000	305,586
WellPoint, Inc. Notes 5.00% due 01/15/11	195,000	184,304
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	315,000	261,692

		3,283,216

Medical-Hospitals — 1.7%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	1,625,000	1,495,000
HCA, Inc. Senior Notes 6.25% due 02/15/13	880,000	550,000
HCA, Inc. Senior Notes 8.75% due 09/01/10	225,000	216,000
HCA, Inc. Senior Notes 9.13% due 11/15/14	965,000	895,038
HCA, Inc. Senior Notes 9.25% due 11/15/16	2,605,000	2,390,087
HCA, Inc. Senior Notes 9.63% due 11/15/16(24)	1,905,000	1,485,900
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	1,350,000	837,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	1,045,000	809,875

		8,678,900

Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	635,000	555,625

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	476,000	449,984

Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	162,000	160,125

Metal-Aluminum — 0.2%
Alcoa, Inc. Notes 6.00% due 01/15/12	337,000	306,191
Alcoa, Inc. Bonds 6.50% due 06/15/18	577,000	463,824
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(3)	500,000	80,000

		850,015

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	550,000	467,500

Mining — 0.2%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(3)(24)	2,510,000	853,400

Multimedia — 0.5%
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	578,000	568,031
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	125,000	93,750
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	1,074,000	1,037,941
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	432,000	396,496
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	411,000	414,752

		2,510,970

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(4)(5)(12)(13)	500,000	0

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	520,000	484,915
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	90,000	63,900

		548,815

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	680,000	598,677
Xerox Corp. Senior Notes 6.35% due 05/15/18	280,000	218,986

		817,663

Oil Companies-Exploration & Production — 2.3%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	975,000	589,875
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	175,000	119,875
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,045,000	595,650
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	895,000	179,000
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	775,000	573,500
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,150,000	908,500
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	900,000	702,000
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(4)(5)	500,000	0
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	1,120,000	380,800
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	825,000	532,125
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	175,000	119,000
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	2,025,000	668,250
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	1,430,000	1,115,400
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	430,000	303,150
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	150,000	107,250
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	900,000	526,500
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	125,000	94,375
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	275,000	147,125
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	1,015,000	644,525
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	4,090,000	2,944,800
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(10)	375,000	93,750
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	270,000	252,872

		11,598,322

Oil Companies-Integrated — 0.2%
Hess Corp. Notes 7.13% due 03/15/33	320,000	284,608
Hess Corp. Bonds 7.88% due 10/01/29	461,000	442,552
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	286,000	292,196

		1,019,356

Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	316,000	251,520

Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	666,000	626,169

Oil-Field Services — 0.3%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	800,000	424,000
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	1,090,000	577,700
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	810,000	534,600
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	103,648	106,135

		1,642,435

Paper & Related Products — 0.5%
Bowater, Inc. Notes 6.50% due 06/15/13	745,000	74,500
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	650,000	378,625
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	770,000	654,500
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	365,000	306,600
International Paper Co. Notes 7.95% due 06/15/18	684,000	540,606
NewPage Corp. Senior Notes 9.44% due 05/01/12(3)	317,000	121,253
NewPage Corp. Sec. Notes 10.00% due 05/01/12	685,000	301,400
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	883,000	251,655

		2,629,139

Physicians Practice Management — 0.5%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	3,045,000	2,481,675

Pipelines — 1.9%
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	475,000	311,125
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	1,215,000	1,162,937
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,835,000	1,330,375
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	747,000	727,113
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	3,295,000	2,341,510
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	925,000	746,766
El Paso Corp. Senior Notes 12.00% due 12/12/13	150,000	148,875
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	575,000	456,907
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	255,000	160,650
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	550,000	350,625
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	525,000	325,500
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,290,000	554,700
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	464,000	317,976
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	382,000	293,502
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	440,000	336,600

		9,565,161

Printing-Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	865,000	224,900

Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	205,000	31,775

Publishing-Periodicals — 0.1%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	87,000	52,635
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,703,000	127,725
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	19,000	2,850
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	1,194,000	292,530
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	2,115,000	174,487

		650,227

Real Estate Investment Trusts — 0.4%
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	845,000	504,938
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,400,000	1,134,000
Omega Healthcare Investors, Inc. Company Guar. Notes 7.00% due 01/15/16	275,000	206,250
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	270,000	204,659

		2,049,847

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(21)(24)(26)	3,285,000	197,100

Rental Auto/Equipment — 0.1%
Rental Service Corp. Notes 9.50% due 12/01/14	1,075,000	591,250

Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,015,000	458,019

Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	274,000	265,460
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	1,766,000	613,685

		879,145

Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	375,000	292,500

Retail-Petroleum Products — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	664,000	458,160
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	703,000	485,070
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	725,000	565,500

		1,508,730

Retail-Restaurants — 0.1%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	845,000	612,625

Rubber-Tires — 0.0%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	1,220,000	213,500

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(4)(5)(11)(13)	100,000	10

Satellite Telecom — 0.2%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	1,475,000	1,047,250

Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(3)	172,000	140,826
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	495,000	487,679

		628,505

Seismic Data Collection — 0.2%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	2,135,000	768,600

Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(9)	75,000	52,500

Special Purpose Entities — 1.9%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(9)	565,000	395,500
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	125,000	116,250
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	1,150,000	966,000
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	550,000	462,000
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	568,000	528,354
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	1,875,000	375,000
CCM Merger, Inc. Notes 8.00% due 08/01/13*	1,000,000	515,000
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,845,000	853,312
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	1,300,000	806,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,000,000	420,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	810,000	218,700
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	950,000	270,750
ING USA Global Funding Trust Notes 4.50% due 10/01/10	268,000	261,852
John Hancock Global Funding II Notes 7.90% due 07/02/10*	294,000	303,359
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(3)	465,000	197,625
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	1,480,000	651,200
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(24)	917,000	201,740
MXEnergy Holdings, Inc. Senior Notes 10.63% due 08/01/11(3)	650,000	292,500
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	193,000	110,010
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	296,000	279,671
Snoqualmie Entertainment Authority Senior Sec. Notes 6.88% due 02/01/14*(3)	75,000	43,500
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	1,525,000	945,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	500,000	415,000
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(3)(7)	942,000	282,600

		9,911,423

Specified Purpose Acquisitions — 0.0%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	150,000	138,803

Steel-Producers — 0.5%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	540,000	383,954
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	1,070,000	799,555
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(3)	910,000	600,600
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,222,000	754,585
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	15,000	10,350
United States Steel Corp. Senior Notes 7.00% due 02/01/18	215,000	146,531

		2,695,575

Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	75,000	79,827

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	725,000	493,000
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	655,000	465,050

		958,050

Telecom Services — 0.9%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	462,000	361,861
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	50,000	34,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	225,000	155,250
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	902,000	432,960
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,735,000	1,032,325
Qwest Corp. Senior Notes 6.50% due 06/01/17	500,000	370,000
Qwest Corp. Senior Notes 7.88% due 09/01/11	600,000	552,000
Qwest Corp. Notes 8.88% due 03/15/12	725,000	670,625
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	750,000	773,686

		4,383,207

Telephone-Integrated — 2.7%
AT&T Corp. Senior Notes 7.30% due 11/15/11	1,003,000	1,042,083
BellSouth Corp. Senior Notes 6.00% due 10/15/11	1,300,000	1,326,532
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	842,000	644,130
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	18,500
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	502,000	386,540
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	570,000	586,371
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	1,710,000	1,222,650
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	351,000	250,965
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	825,000	819,844
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	2,142,000	1,520,820
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	1,906,000	1,524,800
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	3,248,000	2,192,400
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	198,000	139,590
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	411,000	462,479
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	290,000	340,234
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	751,000	747,208
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	975,000	862,875

		14,088,021

Television — 0.4%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,075,000	1,019,344
Belo Corp. Senior Notes 6.75% due 05/30/13	145,000	88,450
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(24)	178,000	53,400
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,015,000	484,662
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(3)	2,541,506	276,389
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14(21)(26)	380,000	3,800
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(21)(26)	1,075,000	10,750

		1,936,795

Theaters — 0.4%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	924,000	568,260
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	539,000	376,626
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(9)	1,585,000	1,281,869

		2,226,755

Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,675,000	251,250

Transport-Air Freight — 0.8%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	192,193	157,598
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,455,993	1,019,195
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	1,724,036	1,293,027
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	435,170	348,136
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	62,428	34,336
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,346,314	1,171,293

		4,023,585

Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	130,000	135,257

Transport-Rail — 0.2%
CSX Corp. Senior Notes 6.25% due 04/01/15	615,000	603,690
CSX Corp. Senior Notes 6.25% due 03/15/18	283,000	260,296

		863,986

Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	250,000	167,500
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	660,000	402,600

		570,100

Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(3)(24)	1,095,000	613,200

Total Corporate Bonds & Notes (cost $320,271,980)		228,865,725

FOREIGN CORPORATE BONDS & NOTES — 5.3%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(3)(7)	630,000	231,665
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(3)(7)	141,000	86,010
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(3)(7)	494,000	221,234
HBOS PLC Sub. Notes 5.92% due 10/15/15*(3)(7)	320,000	121,156
NIB Capital Bank Bonds 5.82% due 12/15/13*(3)(7)	612,000	116,008

		776,073

Banks-Money Center — 0.0%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(7)	175,000	163,088

Brewery — 0.1%
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	290,000	239,042
SABMiller PLC Senior Notes 6.50% due 07/15/18*	370,000	334,162

		573,204

Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	496,000	427,082

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(10)	117,000	11,115

Cellular Telecom — 0.1%
VIP Finance (Vimpelcom) Notes 9.13% due 04/30/18*	543,000	293,220
VIP Finance Ireland Ltd. Notes 9.13% due 04/30/18	190,000	99,195
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	325,000	332,155

		724,570

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,565,000	813,800

Containers-Metal/Glass — 0.2%
Rexam PLC Bonds 6.75% due 06/01/13*	430,000	418,876
Vitro SAB de CV Senior Notes 9.13% due 02/01/17(21)	2,620,000	786,000
Vitro SAB de CV Senior Notes 11.75% due 11/01/13(21)	250,000	77,500

		1,282,376

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	400,000	228,000

Diversified Financial Services — 0.0%
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	510,000	255,000

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	660,000	580,800
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	310,000	290,878

		871,678

Diversified Operations — 0.0%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	137,572

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	365,000	313,220

Food-Meat Products — 0.3%
JBS SA Company Guar. Notes 9.38% due 02/07/11	1,460,000	1,241,000
JBS SA Senior Notes 10.50% due 08/04/16*	250,000	175,000

		1,416,000

Food-Retail — 0.2%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	855,000	776,335

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(5)(10)(15)	725,000	725

Insurance-Multi-line — 0.1%
Aegon NV Jr. Sub. Bonds 4.57% due 07/15/17(3)(7)	201,000	53,265
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	279,000	174,294
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	488,000	271,008

		498,567

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	266,000	159,156

Medical Products — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(3)	1,410,000	683,850
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	340,000	73,100

		756,950

Medical-Drugs — 0.3%
Elan Finance PLC Company Guar. Notes 6.15% due 11/15/11(3)	2,430,000	1,324,350

Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14	240,000	151,200
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*	610,000	366,000

		517,200

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	375,000	253,125
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	371,000	345,411

		598,536

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	206,000	161,915
Canadian Natural Resources, Ltd. Notes 6.75% due 02/01/39	301,000	250,006
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	1,515,000	454,500
Nexen, Inc. Bonds 5.88% due 03/10/35	306,000	230,384
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	2,230,000	1,137,300
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	1,125,000	607,500

		2,841,605

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	428,000	481,495

Oil-Field Services — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	1,160,000	881,600

Paper & Related Products — 0.1%
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	755,000	483,200
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	658,000	190,820

		674,020

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	205,000	179,806
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.35% due 01/05/11	350,000	312,375
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	183,000	136,335

		628,516

Printing-Commercial — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(10)(15)	1,640,000	129,150

Property Trust — 0.1%
Westfield Capital Corp., Ltd. / WT Finance Australia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	340,000	275,200

Real Estate Operations & Development — 0.1%
Agile Property Holdings, Ltd. Company Guar. Notes 9.00% due 09/22/13	1,030,000	567,559

Satellite Telecom — 0.4%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	1,799,000	1,664,075
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	685,000	623,350

		2,287,425

Sovereign — 0.1%
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15	1,100,000	285,195

Special Purpose Entities — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 10.50% due 01/15/15*(3)	1,330,000	266,000
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(7)	338,000	143,242

SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(3)(7)		373,000	251,637

			660,879

Telecom Services — 0.2%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		950,000	669,750
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		175,000	150,500

			820,250

Telecommunication Equipment — 0.1%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(21)(25)		1,680,000	445,200

Telephone-Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		495,000	376,819
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		1,000,000	887,500
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16		685,000	683,811

			1,948,130

Transport-Marine — 0.1%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		525,000	342,563

Transport-Rail — 0.2%
Canadian National Railway Co. Notes 6.38% due 10/15/11		750,000	764,725
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		350,000	308,679

			1,073,404

Water — 0.1%
Veolia Environnement Notes 6.75% due 06/01/38		560,000	471,312

Total Foreign Corporate Bonds & Notes (cost $44,482,105)			27,438,100

FOREIGN GOVERNMENT AGENCIES — 16.6%
Sovereign — 16.6%
Canadian Government Bond Bonds 3.75% due 06/01/12	CAD	1,485,000	1,291,691
Canadian Government Bond Notes 4.25% due 06/01/18	CAD	1,445,000	1,320,926
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,340,000	1,383,550
Federal Republic of Brazil Bonds 7.13% due 01/20/37		1,040,000	1,180,400
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,500,000	1,680,000
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,300,000	1,589,250
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,650,000	2,029,500
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,410,000	1,720,200
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,984,000	3,894,120
Federal Republic of Germany Bonds 4.00% due 01/04/18	EUR	3,300,000	4,976,934
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	595,000	893,808
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	500,000	861,956
Government of Australia Bonds 6.00% due 02/15/17	AUD	270,000	215,889
Government of Japan Bonds 1.30% due 06/20/12	JPY	173,000,000	1,956,692
Government of Japan Bonds 1.40% due 12/20/15	JPY	258,600,000	2,976,125
Government of Japan Bonds 1.70% due 09/20/17	JPY	154,000,000	1,803,008
Government of Japan Bonds 1.90% due 12/20/10	JPY	215,000,000	2,443,512
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	3,360,000	4,680,808
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	31,300,000	4,838,391
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	13,630,000	2,205,634
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	33,910,000	4,393,105
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	10,710,000	1,542,785
Republic of Argentina Notes 1.33% due 12/31/38(9)		839,761	159,555
Republic of Colombia Notes 7.38% due 01/27/17		800,000	832,000
Republic of Colombia Bonds 7.38% due 09/18/37		1,540,000	1,509,200
Republic of Columbia Bonds 8.13% due 05/21/24		360,000	385,200
Republic of Georgia Notes 7.50% due 04/15/13		2,280,000	1,379,400
Republic of Indonesia Bonds 6.63% due 02/17/37		1,990,000	1,430,330
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		620,000	498,134
Republic of Indonesia Bonds 7.50% due 01/15/16		870,000	751,886
Republic of Panama Bonds 6.70% due 01/26/36		660,000	594,000
Republic of Peru Bonds 6.55% due 03/14/37		700,000	624,750
Republic of Peru Notes 7.35% due 07/21/25		650,000	646,750
Republic of Peru Bonds 8.75% due 11/21/33		720,000	806,400
Republic of Philippines Bonds 7.75% due 01/14/31		1,000,000	1,010,000
Republic of Philippines Notes 8.88% due 03/17/15		1,130,000	1,197,800
Republic of Philippines Senior Notes 9.50% due 02/02/30		940,000	1,052,800
Republic of Philippines Notes 10.63% due 03/16/25		895,000	1,038,200
Republic of Turkey Notes 6.88% due 03/17/36		750,000	622,500
Republic of Turkey Notes 7.00% due 06/05/20		2,120,000	2,051,100
Republic of Turkey Notes 7.38% due 02/05/25		1,030,000	968,200
Republic of Turkey Notes 8.00% due 02/14/34		611,000	568,230
Republic of Turkey Notes 9.50% due 01/15/14		1,660,000	1,813,550
Republic of Ukraine Bonds 6.75% due 11/14/17		1,050,000	384,337
Republic of Uruguay Notes 7.63% due 03/21/36		1,170,000	982,800
Republic of Uruguay
Bonds
8.00% due 11/18/22		940,000	869,500
Republic of Venezuela Bonds 7.65% due 04/21/25		355,000	139,338
Republic of Venezuela Notes 8.50% due 10/08/14		830,000	431,600
Republic of Venezuela Bonds 9.00% due 05/07/23		1,100,000	440,000
Republic of Venezuela Bonds 9.25% due 05/07/28		1,100,000	462,000
Republic of Venezuela Bonds 9.38% due 01/13/34		1,560,000	717,600
Russian Federation Senior Bonds 7.50% due 03/31/30(9)		6,188,700	5,397,537
United Mexican States Notes 5.63% due 01/15/17		1,130,000	1,130,000
United Mexican States Notes 6.05% due 01/11/40		600,000	582,000
United Mexican States Notes 6.75% due 09/27/34		1,425,000	1,503,375
United Mexican States Bonds 7.50% due 04/08/33		840,000	959,700
United Mexican States Bonds 8.30% due 08/15/31		970,000	1,188,250

Total Foreign Government Agencies (cost $88,752,110)			85,006,306

FOREIGN GOVERNMENT TREASURIES — 0.5%
Sovereign — 0.5%
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12		3,148,000	2,288,485
Queensland Treasury Corp. Government Guar. Notes 5.50% due 05/14/10		350,000	249,877

Total Foreign Government Treasuries (cost $3,186,099)			2,538,362

LOANS (16)(17)— 1.1%
Casino Services — 0.1%
Holding Gaming Borrower LP Term Loan B 9.25% due 02/19/13(5)(6)		1,000,000	725,000

Diversified Financial Services — 0.2%
Wind Acquisition Holdings Finance SA 11.75% due 12/21/11(5)(6)(8)		1,420,255	887,659

Energy-Alternate Sources — 0.4%
VeraSun Energy Corp. Superior Priority Secured Debtor 16.50% due 11/03/09(4)(5)(6)(11)(22)		2,100,000	2,100,000

Leisure Products — 0.0%
AMC Entertainment Holdings, Inc. 7.82% due 06/15/12(5)(6)		458,821	149,117

Medical-Drugs — 0.3%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(4)(5)(6)(19)		1,549,501	1,397,353

Publishing-Periodicals — 0.1%
Idearc, Inc. Term Loan B 5.54% due 11/17/14(5)(6)(22)		700,000	221,000

Total Loans (cost $6,030,765)			5,480,129

U.S. GOVERNMENT AGENCIES — 21.3%
Federal Home Loan Bank — 0.1%
3.13% due 06/10/11		400,000	414,945

Federal Home Loan Mtg. Corp. — 12.2%
4.13% due 07/12/10		300,000	311,860
4.50% due 02/01/20		166,932	171,128
4.50% due 08/01/20		278,098	285,088
4.50% due 03/01/23		924,962	947,054
5.00% due 09/01/18		378,841	391,086
5.00% due 07/01/20		620,599	638,718
5.00% due 02/01/34		398,083	407,803
5.00% due 03/01/34		3,176,209	3,251,283
5.00% due 05/01/34		249,515	255,413
5.00% due 02/01/35		581,818	595,571
5.00% due 07/01/35		972,870	995,561
5.00% due 08/01/35		859,721	879,773
5.00% due 10/01/35		1,145,063	1,171,770
5.00% due 04/01/36		501,469	513,165
5.00% due 05/01/36		354,979	363,203
5.00% due 08/01/36		422,970	432,769
5.00% due 11/01/37		1,591,120	1,627,893
5.33% due 12/01/35		348,908	355,490
5.47% due 03/01/36(3)		235,716	235,083
5.50% due 05/01/37		1,868,596	1,914,701
5.50% due 06/01/37		402,072	411,992
5.50% due 09/01/37		1,391,124	1,425,448
5.50% due 10/01/37		5,424,381	5,558,222
5.50% due 11/01/37		1,866,481	1,912,534
5.50% due 12/01/37		1,333,818	1,366,728
5.50% due 01/01/38		3,410,966	3,495,320
5.50% due 02/01/38		2,169,218	2,222,741
5.50% due 07/01/38		868,793	890,230
5.80% due 01/01/37		158,851	162,100
5.95% due 10/01/36		3,782,283	3,890,511
6.00% due 10/01/37		4,857,242	5,008,965
6.00% due 12/01/37		3,908,551	4,030,640
6.19% due 09/01/36(3)		589,271	607,884
6.50% due 05/01/29		5,602	5,863
6.50% due 02/01/35		181,350	188,774
6.50% due 11/01/37		6,168,065	6,413,477
6.88% due 09/15/10		1,156,000	1,260,707
7.00% due 06/01/29		13,259	13,954
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG
5.00% due 11/15/28(1)		730,000	748,899
Series 3317, Class PD
5.00% due 09/15/31(1)		935,000	961,123
Series 3116, Class PD
5.00% due 10/15/34(1)		4,050,000	4,082,463
Series 3349, Class HB
5.50% due 06/15/31(1)		1,724,000	1,786,350
Series 3159, Class TD
5.50% due 05/15/34(1)		250,000	256,265
Series 41, Class F
10.00% due 05/15/20(1)		11,461	12,140
Series 1103, Class N
11.57% due 06/15/21(1)(14)		7,072	1,554

			62,459,296

Federal National Mtg. Assoc. — 8.5%
2.50% due 04/09/10		4,000,000	4,067,424
4.46% due 02/01/34(3)		381,623	381,949
4.50% due 06/01/19		429,006	440,190
4.50% due 11/01/22		848,840	869,910
4.50% due 06/01/23		981,547	1,004,683
4.50% due January TBA		5,000,000	5,067,190
4.69% due 10/01/35(3)		181,429	180,752
4.75% due 12/15/10		375,000	400,916
4.86% due 01/01/35(3)		774,467	782,260
5.00% due 06/01/19		206,844	213,142
5.00% due 01/01/23		2,200,377	2,261,869
5.00% due 03/01/34		267,506	273,662
5.00% due 05/01/35		119,799	122,481
5.00% due 10/01/35		53,435	54,631
5.00% due 02/01/37		250,005	255,555
5.00% due 04/01/37		1,688,618	1,726,061
5.00% due 05/01/37		373,775	382,064
5.00% due 06/01/37		28,863	29,503
5.00% due 07/01/37		261,423	267,219
5.00% due 05/01/38		2,711,443	2,771,295
5.49% due 01/01/37(3)		3,500,388	3,516,273
5.50% due 11/01/19		1,077,961	1,113,996
5.50% due 08/01/20		274,746	283,673
5.50% due 11/01/22		842,855	869,534
5.50% due 01/01/29		6,443	6,665
5.50% due 02/01/35		471,270	483,661
5.50% due 12/01/35		643,813	660,740
5.50% due 02/01/36(3)		280,277	285,682
5.50% due 12/01/36		693,049	711,271
5.50% due 04/01/37		413,744	424,599
5.50% due 03/01/38		38,893	39,910
6.00% due 02/01/32		99,059	102,453
6.00% due 05/01/34		16,837	17,375
6.00% due 10/01/34		450,194	464,563
6.00% due 06/01/35		161,244	166,214
6.00% due 07/01/37		3,060,599	3,154,288
6.00% due 08/01/37		4,180,190	4,308,152
6.00% due 10/01/37		637,501	657,016
6.00% due January TBA		2,000,000	2,058,750
6.50% due 04/01/34		170,837	177,937
6.50% due 02/01/35		77,743	80,853
6.50% due 11/01/37		1,397,528	1,453,132
7.50% due 01/01/30		14,178	15,017
7.50% due 09/01/30		3,364	3,562
8.00% due 11/01/28		18,507	19,616
13.00% due 11/01/15		3,189	3,605
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(1)		900,000	919,900
Series 1989-2, Class D 8.80% due 01/25/19(1)		31,788	32,850
Series 1989-17, Class E 10.40% due 04/25/19(1)		3,745	4,049

			43,588,092

Government National Mtg. Assoc. — 0.5%
6.00% due 09/15/38		2,293,324	2,370,345
7.50% due 07/15/27		9,563	10,134
7.50% due 10/15/27		61,533	65,206

			2,445,685

Total U.S. Government Agencies (cost $106,285,183)			108,908,018

U.S. GOVERNMENT TREASURIES — 3.5%
United States Treasury Bonds — 1.6%
3.63% due 04/15/28 TIPS		1,285,882	1,531,907
4.38% due 02/15/38		2,189,000	2,931,892
4.50% due 05/15/38		1,122,000	1,531,355
4.75% due 02/15/37		1,350,000	1,881,141
6.25% due 08/15/23		166,000	226,408

			8,102,703

United States Treasury Notes — 1.9%
2.75% due 02/28/13		305,000	325,874
2.88% due 01/31/13		535,000	574,331
3.38% due 07/31/13		130,000	141,995
3.63% due 12/31/12		300,000	330,562
3.75% due 11/15/18		1,041,000	1,178,443
3.88% due 09/15/10		7,000	7,413
3.88% due 05/15/18		162,000	184,731
4.00% due 02/15/15		500,000	569,687
4.00% due 08/15/18		1,171,000	1,352,231
4.25% due 08/15/15		198,000	229,928
4.25% due 11/15/17		1,500,000	1,747,383
4.38% due 12/15/10		101,000	108,472
4.50% due 02/15/16		1,669,000	1,964,727
4.50% due 05/15/17		650,000	762,735
4.75% due 05/31/12		300,000	335,789

			9,814,301

Total U.S. Government Treasuries (cost $16,349,710)			17,917,004

COMMON STOCK — 0.3%
Casino Services — 0.0%
Shreveport Gaming Holdings, Inc.†(4)(5)(6)		2,441	47,136

Cellular Telecom — 0.0%
iPCS, Inc.†(5)(6)		17,872	122,602

Food-Misc. — 0.1%
Wornick Co.†(4)(5)		4,592	229,600

Independent Power Producers — 0.0%
Mirant Corp.†		1,929	36,400

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(4)(5)(6)(18)		128,418	53,936

Medical-Hospitals — 0.0%
MedCath Corp.†		7,190	75,063

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(4)(5)(6)		4,107	41

Oil Companies-Exploration & Production — 0.2%
EXCO Resources, Inc.†		99,999	905,991
Transmeridian Exploration, Inc.†		5,460	93

			906,084

Oil-Field Services — 0.0%
Trico Marine Services, Inc.†		21,747	97,209

Total Common Stock (cost $3,681,865)			1,568,071

PREFERRED STOCK — 0.5%
Banks-Commercial — 0.1%
CoBank ACB 11.00%*		12,063	636,999

Banks-Money Center — 0.1%
Santander Finance Preferred SA 4.00%		32,800	393,600

Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%		12,800	246,144

Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(9)		15,112	299,218

Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac 8.38%		11,300	4,407

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(4)(5)(6)(18)		39,177	78,353

Medical-Generic Drugs — 0.1%
Mylan, Inc. 6.50%		782	515,361

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. 15.00%(4)(8)		3,851	30,808

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)		29,200	331,128

Total Preferred Stock (cost $4,191,619)			2,536,018

WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(4)		13,811	138

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(4)(5)		500	0

Total Warrants (cost $39,260)			138

Total Long-Term Investment Securities (cost $613,387,302)			493,738,874

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Time Deposits — 4.1%
Euro Time Deposits with State Street Bank & Trust Co. 0.01% due 01/02/09		2,297,000	2,297,000
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(23)		19,048,000	19,048,000

Total Time Deposits (cost $21,345,000)			21,345,000

TOTAL INVESTMENTS (cost $633,685,722)(20)		100.5%	515,083,874
Liabilities in excess of other assets		(0.5)	(2,769,677)

NET ASSETS		100.0%	$512,314,197

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $44,434,492 representing 8.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.

(4)	Fair valued security; see Note 1

(5)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $7,499,590 representing 1.5% of net assets.

(6)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2008, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings, Inc.
7.82% due 06/15/12
Loan Agreement	6/8/2007	$400,000	$390,000
	9/27/2007	11,051	11,051
	12/20/2007	11,014	11,014
	3/19/2008	10,658	11,918
	6/23/2008	8,532	8,943
	9/26/2008	8,674	9,108
	12/19/2008	8,892	9,332

		458,821	451,366	$149,117	$32.50	0.03%

Critical Care Systems International, Inc.
Common Stock	7/20/2006	4,107	37,181	41	0.01	0.00

Holding Gaming Borrower LP
9.25% due 02/19/13
Loan Agreement	9/9/2008	1,000,000	940,000	725,000	72.50	0.14

ICO North America, Inc.
7.50% due 08/15/09	8/11/2005	200,000	200,000
	4/19/2006	65,000	80,925
	3/5/2008	10,000	10,000
	9/11/2008	11,000	11,000

		286,000	301,925	85,800	30.00	0.02

Idearc, Inc.
5.54% due 11/17/14
Loan Agreement	10/23/2008	700,000	317,500	221,000	31.57	0.04

iPCS, Inc.
Common Stock	7/20/2004	17,872	271,129	122,602	6.86	0.02

Shreveport Gaming Holdings, Inc.
Common Stock	7/29/2005	2,047	47,128
	7/21/2005	394	9,062

		2,441	56,190	47,136	19.31	0.01

Southern Energy, Inc.
7.90% due 07/15/09	1/25/2006	1,125,000	0
	6/6/2006	425,000	0

		1,550,000	0	0	0.00	0.00

Triax Pharmaceuticals LLC
14.00% due 08/30/11
Loan Agreement	8/31/2007	1,500,000	1,379,795
	10/31/2007	3,875	3,875
	1/10/2008	11,404	11,404
	4/4/2008	11,239	11,238
	7/3/2008	11,449	11,449
	10/9/2008	11,534	19,670

		1,549,501	1,437,431	1,397,353	90.18	0.27

Triax Pharmaceuticals LLC
Common Stock	8/31/2007	128,418	53,936	53,936	0.42	0.01

Triax Pharmaceuticals LLC
Preferred Stock	8/31/2007	39,177	78,353	78,353	2.00	0.02

VeraSun Energy Corp.
16.50% due 11/03/09	11/3/2008	191,930	191,930
Loan Agreement	12/11/2008	1,643,542	1,643,542
	12/18/2008	264,528	264,528

		2,100,000	2,100,000	2,100,000	100.00	0.41

Wind Acquisition Holdings Finance SA
11.75% due 12/21/11
Loan Agreement
	12/12/2008	1,420,255	781,140	887,659	62.50	0.17

				$5,867,997		1.14%

(7)	Perpetual maturity—maturity date reflects the next call date.

(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(10)	Bond in default

(11)	Company has filed Chapter 11 bankruptcy protection.

(12)	Company has filed Chapter 7 bankruptcy protection.

(13)	Bond is in default and did not pay principal at maturity

(14)	Interest Only

(15)	Company has filed for bankruptcy in country of issuance.

(16)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)	Consists of more than one class of securities traded together as a unit.

(19)	A portion of the interest is paid in the form of additional bonds.

(20)	See Note 3 for cost of investments on a tax basis.

(21)	Bond is in default subsequent to December 31, 2008.

(22)	Loan is subject to an unfunded loan commitment. See Note 4 for details.

(23)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 4.4%.

(24)	Income may be received in cash or additional shares at the discretion of the issuer.

(25)	Subsequent to December 31, 2008, the company has filed for bankruptcy protection in country of issuance.

(26)	Subsequent to December 31, 2008, the company has filed for Chapter 11 bankruptcy protection.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
NOK 50,100,000	USD 7,329,383	2/6/2009	$ 191,707

NOK — Norwegian Krone

USD — United States Dollar

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2008

Security Description	Principal Amount/ Shares/Warrants	Market Value (Note 1)
CONVERTIBLE BONDS & NOTES — 0.3%
Drug Delivery Systems — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$250,000	$146,875

Electronic Components-Semiconductors — 0.1%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*(18)	1,845,000	73,800

Optical Supplies — 0.1%
Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	175,000	141,750

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	81,000	24,300

Total Convertible Bonds & Notes
(cost $2,003,702)		386,725

CORPORATE BONDS & NOTES — 68.4%
Agricultural Chemicals — 0.3%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	405,000	299,700

Airlines — 0.5%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	775,000	496,000
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49	102,126	94,977

		590,977

Applications Software — 0.4%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	475,000	417,406

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	1,240,000	272,800
General Motors Corp. Senior Notes 7.13% due 07/15/13	1,543,000	285,455

		558,255

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Company Guar. Notes Series B 5.75% due 08/01/14	112,000	41,440
Lear Corp. Senior Notes 8.75% due 12/01/16	527,000	152,830

		194,270

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 04/15/05†(1)(2)	1,650,000	0

Beverages-Non-alcoholic — 0.1%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	218,000	132,980

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	326,000	251,020

Building Products-Wood — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15(8)	552,000	55,200

Cable TV — 2.5%
CCH I LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15(18)	1,341,000	207,855
CCH II LLC/CCH II Capital Corp. Senior Notes Series B 10.25% due 09/15/10	1,015,000	446,600
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	309,000	142,140
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	558,000	351,540
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	237,000	189,600
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	625,000	589,062
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	475,000	472,625
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16	495,000	480,150

		2,879,572

Casino Hotels — 4.5%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(5)	1,721,177	1,540,453
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	2,675,000	2,675,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	700,000	448,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	750,000	570,000

		5,233,453

Casino Services — 0.4%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	800,000	436,000

Cellular Telecom — 0.4%
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(6)	505,000	489,850

Chemicals-Specialty — 1.6%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	80,000	42,000
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,890,000	1,011,150
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	150,000	123,000
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	1,965,000	579,675
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(8)(9)	1,730,000	173,000

		1,928,825

Computer Services — 0.9%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	900,000	607,500
Sungard Data Systems, Inc. Senior Notes 5.13% due 02/28/14*	550,000	464,750

		1,072,250

Consumer Products-Misc. — 0.9%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	262,000	201,740
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	115,000	85,100
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	955,000	706,700

		993,540

Containers-Metal/Glass — 1.2%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	875,000	686,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	780,000	768,300

		1,455,175

Containers-Paper/Plastic — 0.2%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12(18)(23)	370,000	62,900
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(18)(23)	980,000	186,200

		249,100

Decision Support Software — 0.5%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	975,000	566,719

Direct Marketing — 0.6%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,500,000	750,000

Diversified Manufacturing Operations — 0.3%
Harland Clarke Holdings Corp. Notes 6.90% due 05/15/15(6)	500,000	148,750
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	575,000	218,500

		367,250

Electric-Generation — 2.0%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	905,000	742,100
Edison Mission Energy Senior Notes 7.63% due 05/15/27	465,000	360,375
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	305,037	276,821
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	125,000	100,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	273,831	232,657
The AES Corp. Senior Notes 8.00% due 10/15/17	430,000	352,600
The AES Corp. Senior Notes 8.00% due 06/01/20*	425,000	329,375

		2,393,928

Electric-Integrated — 2.7%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17	425,000	301,750
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	355,000	344,350
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	665,000	505,400
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	3,525,000	0
Texas Competitive Electric Holdings Co. LLC Series A Senior Notes 10.25% due 11/01/15*	1,480,000	1,050,800
Texas Competitive Electric Holdings Co. LLC Series B Senior Notes 10.25% due 11/01/15*	190,000	134,900
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*(21)	1,545,000	772,500

		3,109,700

Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	125,000	53,750

Electronic Components-Semiconductors — 0.8%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	500,000	220,000
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	295,000	168,150
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(21)	635,000	146,050
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*(6)(18)	1,950,000	351,000
Spansion LLC Senior Notes 11.25% due 01/15/16*(18)	115,000	8,050

		893,250

Electronics-Military — 0.4%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	450,000	414,000

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(8)(9)	20,000	12,000

Finance-Auto Loans — 2.0%
GMAC LLC Senior Notes 3.40% due 05/15/09(6)	111,000	106,005
GMAC LLC Senior Notes 6.00% due 12/15/11	1,775,000	1,407,641
GMAC LLC Senior Bonds 6.88% due 09/15/11	1,095,000	886,557

		2,400,203

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	325,000	208,813

Funeral Services & Related Items — 0.7%
Service Corp. International Senior Notes 7.00% due 06/15/17	545,000	408,750
Service Corp. International Debentures 7.88% due 02/01/13	425,000	378,781

		787,531

Gambling (Non-Hotel) — 0.8%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	725,000	398,750
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(8)(9)	489,000	114,915
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	648,000	453,600

		967,265

Home Furnishings — 0.1%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14(18)	365,000	105,850
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(4)(18)	385,000	44,275

		150,125

Hotels/Motels — 1.0%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	750,000	465,000
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	950,000	655,500

		1,120,500

Human Resources — 0.4%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	642,000	503,970

Independent Power Producers — 1.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	740,000	688,200
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	300,000	300,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	440,000	356,400

		1,344,600

Insurance Brokers — 0.8%
USI Holdings Corp. Senior Notes 6.02% due 11/15/14*(6)	677,000	275,031
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,625,000	647,969

		923,000

Medical Information Systems — 0.5%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,175,000	552,250

Medical Products — 1.3%
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(21)	795,000	628,050
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(6)	685,000	417,850
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(21)	640,000	454,400

		1,500,300

Medical-HMO — 1.1%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,650,000	1,336,500

Medical-Hospitals — 2.7%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	800,000	736,000
HCA, Inc. Senior Notes 8.75% due 09/01/10	165,000	158,400
HCA, Inc. Senior Notes 9.63% due 11/15/16(21)	1,350,000	1,053,000
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	625,000	387,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	1,085,000	840,875

		3,175,775

Medical-Nursing Homes — 0.4%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	550,000	481,250

Metal-Aluminum — 0.1%
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(6)(21)	750,000	120,000

Mining — 0.4%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 11/15/14(6)(21)	1,320,000	448,800

Multimedia — 0.2%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	325,000	243,750

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(11)(12)	2,150,000	0

Oil Companies-Exploration & Production — 4.6%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	725,000	438,625
Belden & Blake Corp. Company Guar. Notes 8.75% due 07/15/12	490,000	335,650
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	775,000	441,750
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	610,000	122,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,250,000	987,500
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	400,000	136,000
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	615,000	396,675
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	645,000	212,850
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	195,000	137,475
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	175,000	125,125
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	575,000	336,375
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	500,000	317,500
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	1,655,000	1,191,600
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(8)	650,000	162,500

		5,341,625

Oil-Field Services — 0.9%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	505,000	267,650
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	435,000	230,550
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	300,000	198,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	355,365	363,890

		1,060,090

Paper & Related Products — 1.3%
Bowater, Inc. Notes 6.50% due 06/15/13	445,000	44,500
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	535,000	311,637
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	113,000	96,050
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	290,000	243,600
International Paper Co. Notes 7.95% due 06/15/18	333,000	263,190
NewPage Corp. Senior Notes 9.44% due 05/01/12(6)	228,000	87,210
NewPage Corp. Sec. Notes 10.00% due 05/01/12	540,000	237,600
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	647,000	184,395

		1,468,182

Physicians Practice Management — 0.7%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,075,000	876,125

Pipelines — 2.4%
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	400,000	262,000
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	750,000	543,750
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,250,000	888,281
El Paso Corp. Senior Notes 12.00% due 12/12/13	100,000	99,250
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	445,000	280,350
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	275,000	170,500
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,425,000	612,750

		2,856,881

Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	610,000	158,600

Publishing-Periodicals — 0.3%
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,281,000	96,075
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	15,000	2,250
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	573,000	140,385
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,020,000	84,150

		322,860

Real Estate Investment Trusts — 0.8%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,130,000	915,300

Recycling — 0.1%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(18)(21)(23)	2,145,000	128,700

Rental Auto/Equipment — 0.3%
Rental Service Corp. Notes 9.50% due 12/01/14	660,000	363,000

Research & Development — 0.4%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	930,000	419,663

Retail-Drug Store — 0.4%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	1,179,000	409,703

Retail-Petroleum Products — 0.6%
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	425,000	293,250
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	550,000	429,000

		722,250

Retail-Restaurants — 0.4%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	630,000	456,750

Rubber-Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	985,000	172,375

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(9)(11)	550,000	55

Satellite Telecom — 0.7%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15	1,175,000	834,250

Seismic Data Collection — 0.4%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,425,000	513,000

Special Purpose Entities — 4.8%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	1,100,000	770,000
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	850,000	714,000
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	375,000	315,000
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	1,235,000	247,000
CCM Merger, Inc. Notes 8.00% due 08/01/13*	675,000	347,625
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,000,000	462,500
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	875,000	542,500
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	625,000	262,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	608,000	164,160
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	835,000	237,975
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(6)	475,000	201,875
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	565,000	248,600
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(21)	545,000	119,900
MXEnergy Holdings, Inc. Senior Notes 10.63% due 08/01/11(6)	900,000	405,000
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	550,000	341,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	250,000	207,500

		5,587,135

Steel-Producers — 0.5%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,025,000	632,938

Storage/Warehousing — 0.7%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	555,000	377,400
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	685,000	486,350

		863,750

Telecom Services — 2.5%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	375,000	258,750
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,525,000	1,052,250
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	590,000	283,200
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,370,000	815,150
Qwest Corp. Senior Notes 7.88% due 09/01/11	175,000	161,000
Qwest Corp. Notes 8.88% due 03/15/12	375,000	346,875

		2,917,225

Telephone-Integrated — 2.7%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	227,000	173,655
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	225,000	166,500
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	633,000	449,430
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	1,272,000	1,017,600
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	1,901,000	1,283,175
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	104,000	73,320

		3,163,680

Television — 0.6%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	800,000	382,000
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*	2,578,088	280,367
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14(18)(23)	685,000	6,850
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(18)(23)	635,000	6,350

		675,567

Theaters — 0.7%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	984,000	605,160
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	327,000	228,491

		833,651

Transactional Software — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,075,000	161,250

Transport-Air Freight — 5.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	5,437,354	4,078,016
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	729,150	583,320
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	18,506	14,805
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,301,358	1,132,181

		5,808,322

Transport-Services — 0.2%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	340,000	207,400

Vitamins & Nutrition Products — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(6)(21)	465,000	260,400

Total Corporate Bonds & Notes (cost $134,292,434)		80,193,529

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15(8)	223,000	21,185

Computers-Memory Devices — 0.4%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	875,000	455,000

Containers-Metal/Glass — 0.5%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17(18)	1,865,000	559,500

Diversified Manufacturing Operations — 0.5%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	685,000	602,800

Food-Meat Products — 0.6%
JBS SA Company Guar. Notes 9.38% due 02/07/11	575,000	488,750
JBS SA Senior Notes 10.50% due 08/04/16*	325,000	227,500

		716,250

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(8)(10)	4,460,000	4,460

Medical Products — 0.4%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(6)	755,000	366,175
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	370,000	79,550

		445,725

Medical-Drugs — 0.9%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,670,000	985,300

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(8)(10)	2,150,000	0

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	325,000	219,375

Oil Companies-Exploration & Production — 0.8%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	510,000	153,000
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,585,000	808,350

		961,350

Oil-Field Services — 0.4%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	660,000	501,600

Paper & Related Products — 0.5%
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	800,000	512,000
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	182,000	52,780

		564,780

Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(2)(10)	1,555,000	122,456

Satellite Telecom — 1.3%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	1,350,000	1,248,750
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	300,000	273,000

		1,521,750

Special Purpose Entity — 0.2%
Hellas Telecommunications Luxembourg II Sub. Notes 6.84% due 01/15/15*(6)	1,025,000	205,000

Telecom Services — 0.5%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	735,000	518,175
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	125,000	107,500

		625,675

Telecommunication Equipment — 0.3%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(18)(22)	1,450,000	384,250

Total Foreign Corporate Bonds & Notes (cost $21,748,435)		8,896,456

LOANS(13)(14) — 8.3%
Beverages-Non-alcoholic — 0.2%
Le-Natures, Inc. 9.39% due 03/01/11†(2)(3)(8)(9)	1,200,000	219,200

Building-Residential/Commercial — 0.3%
TOUSA, Inc. 14.00% due 07/31/13†(3)(5)	1,147,624	344,287

Casino Services — 0.9%
Herbst Gaming, Inc. 12.50% due 12/02/11(2)(3)(19)	265,517	75,672
Herbst Gaming, Inc. Delayed Draw-Term B 12.50% due 12/02/11(2)(3)(19)	726,920	207,173
Holding Gaming Borrower LP 9.25% due 02/19/13(2)(3)	1,000,000	725,000

		1,007,845

Computer Services — 0.5%
CompuCom Systems, Inc. 4.94% due 08/30/14(2)(3)	987,500	651,750

Diversified Financial Services — 0.7%
Wind Acquisition Holdings Finance S.A. 11.75% due 12/21/11(2)(3)(5)	1,420,255	887,659

Energy-Alternate Sources — 0.9%
VeraSun Energy Corp. Superior Priority Secured Debtor 16.50% due 11/03/09†(1)(2)(3)(8)(9)(17)	1,050,000	1,050,000

Gambling (Non-Hotel) — 0.8%
Greektown Holdings LLC Delayed Draw 9.75% due 11/11/09(2)(3)(17)	147,154	133,910
Greektown Holdings LLC 9.25% due 06/01/09(2)(3)(17)	852,846	776,090

		910,000

Leisure Products — 0.2%
AMC Entertainment Holdings, Inc. First Lien 7.82% due 06/15/12(2)(3)	688,232	223,675

Medical-Drugs — 1.2%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(1)(2)(3)(16)	1,549,501	1,397,353

Medical-Hospitals — 1.5%
Capella Healthcare, Inc. 13.00% due 02/29/16(2)(3)	1,000,000	890,000
Iasis Healthcare Corp. 8.76% due 06/15/14(2)(3)	1,152,282	828,923

		1,718,923

Oil-Field Services — 0.7%
Stallion Oilfield Service 8.51% due 07/30/12(2)(3)	2,000,000	800,000

Paper & Related Products — 0.3%
Boise Paper Holdings LLC 10.50% due 02/22/15(2)(3)	1,000,000	400,000

Publishing-Periodicals — 0.1%
Idearc, Inc. Term Loan B 5.54% due 11/17/14(2)(3)(17)	500,000	157,857

Total Loans (cost $15,768,510)		9,768,549

COMMON STOCK — 1.4%
Casino Services — 0.2%
Capital Gaming International, Inc.†(1)	77	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	14,150	273,236

		273,236

Cellular Telecom — 0.0%
iPCS, Inc.†(3)	1	7

Food-Misc. — 0.3%
Wornick Co.†(1)(2)	7,270	363,500

Independent Power Producers — 0.1%
Mirant Corp.†	4,388	82,802

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(3)(16)	128,418	53,936

Medical-Hospitals — 0.1%
MedCath Corp.†	5,287	55,196

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.(1)(2)(3)	69,700	697

Oil Companies-Exploration & Production — 0.6%
EXCO Resources, Inc.†	80,567	729,937
Transmeridian Exploration, Inc.†	40	1

		729,938

Oil-Field Services — 0.1%
Trico Marine Services, Inc.†	15,559	69,549

Total Common Stock (cost $3,441,942)		1,628,861

PREFERRED STOCK — 0.5%
Medical-Drugs — 0.1%
Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(3)(16)	39,177	78,353

Medical-Generic Drugs — 0.3%
Mylan, Inc. 6.50%	636	419,143

Oil Companies-Exploration & Production — 0.1%
Transmeridian Exploration, Inc. Convertible 15.00%(1)(5)	7,333	58,664

Total Preferred Stock (cost $1,370,026)		556,160

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31) †(1)	44,885	449

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(2)	2,250	0

Total Warrants (cost $129,004)		449

Total Long-Term Investment Securities (cost $178,754,053)		101,430,729

SHORT-TERM INVESTMENT SECURITIES — 12.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 01/02/09(20) (cost $14,472,000)	14,472,000	14,472,000

TOTAL INVESTMENTS (cost $193,226,053)(7)	98.9%	115,902,729
Other assets less liabilities	1.1	1,344,104

NET ASSETS	100.0%	$117,246,833

	Principal Amount	Value
Bonds & Notes Sold Short —
Biomet, Inc.	$(600,000)	$(576,000)

Senior Notes 10.50% due 10/17/15
TOTAL BONDS & NOTES SOLD SHORT (proceeds $(573,000))		$(576,000)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $20,626,351 representing 17.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Illiquid security. At December 31,2008, the aggregate value of these securities was $14,560,808 representing 4.4% of net assets.

(3)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2008, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings
7.82% due 06/15/12
Loan Agreement	6/8/2007	$600,000	$585,000
	9/17/2007	16,576	16,576
	12/20/2007	16,521	16,521
	3/19/2008	15,988	15,988
	6/23/2008	12,798	12,798
	9/25/2008	13,010	16,168
	12/19/2008	13,339	13,339

		688,232	676,390	$223,675	$32.50	0.19%
Boise Paper Holdings LLC
10.50% due 02/22/15
Loan Agreement	2/20/2008	1,000,000	926,745	400,000	40.00	0.34

Capella Healthcare, Inc.
13.00% due 02/29/16
Loan Agreement	3/3/2008	1,000,000	990,000	890,000	89.00	0.76

CompuCom Systems, Inc.
4.94% due 08/30/14
Loan Agreement	3/31/2008	987,500	953,381	651,750	66.00	0.56

Critical Care Systems International, Inc.
Common Stock	7/20/2006	69,700	0	697	0.01	0.00

Greektown Holdings LLC
9.25% due 06/01/09
Loan Agreement	6/6/2008	89,634	89,683
	6/6/2008	82,642	82,642
	6/6/2008	225,647	223,845
	8/11/2008	118,762	118,762
	10/8/2008	74,505	74,505
	11/5/2008	89,259	89,259
	12/16/2008	101,465	101,465
	12/30/2008	70,932	70,932

		852,846	851,093	776,090	91.00	0.66

Greektown Holdings LLC
9.75% due 11/11/09
Loan Agreement	6/6/2008	147,154	146,150	133,910	91.00	0.11

Herbst Gaming, Inc.
12.50% due 12/02/11
Loan Agreement	3/26/2008	1,526	1,602
	3/26/2008	90,617	66,085
	3/26/2008	173,374	123,529

		265,517	191,216	75,672	28.50	0.06
Herbst Gaming, Inc.
Delayed Draw-Term B, Tranche 2
12.50% due 12/02/11
Loan Agreement	3/26/2008	564,392	559,003
	3/26/2008	51,891	36,973
	8/5/2008	110,637	92,849

		726,920	595,976	207,173	28.50	0.18
Holding Gaming Borrower LP
9.25% due 02/19/13
Loan Agreement	8/19/2008	1,000,000	941,897	725,000	72.50	0.62

Iasis Healthcare Corp.
8.76% due 06/15/14
Loan Agreement	4/13/2007	1,000,000	985,415
	7/26/2007	26,516	26,516
	10/31/2007	27,834	27,834
	1/31/2008	28,396	28,397
	5/1/2008	23,503	23,502
	8/5/2008	22,825	24,979
	10/28/2008	23,208	23,208

		1,152,282	1,139,851	828,923	71.94	0.71

ICO North America, Inc.
7.50% due 08/15/09	8/11/2005	75,000	75,000
	3/5/2008	3,000	3,000
		3,000	3,000

		81,000	81,000	24,300	30.00	0.02

Idearc, Inc.
5.54% due 11/17/14
Loan Agreement	10/21/2008	200,000	90,000
	10/21/2008	100,000	45,500
	10/23/2008	200,000	91,500

		500,000	227,000	157,857	31.57	0.13

IPCS, Inc
Common Stock	7/28/2005	1	12	7	7.00	0.00

Le-Natures, Inc.
9.39% due 03/01/11
Loan Agreement	9/26/2006	1,200,000	1,200,000	219,200	18.27	0.19

Shreveport Gaming Holdings, Inc.
Common Stock	7/21/2005	2,321	53,443
	7/29/2005	11,829	272,336

		14,150	325,779	273,236	19.31	0.23
Southern Energy, Inc.
7.90% due 07/15/09	1/10/2006	3,525,000	0	0	0.00	0.00

Stallion Oilfield Service
8.51% due 07/30/12
Loan Agreement	7/18/2007	1,000,000	996,953
	12/4/2007	1,000,000	950,000

		2,000,000	1,946,953	800,000	40.00	0.68
TOUSA, Inc.
14.00% due 07/31/13
Loan Agreement	10/11/2007	1,022,829	933,952
	1/16/2008	11,293	11,293
	3/6/2008	10,700	10,700
	3/31/2008	26,285	26,285
	7/24/2008	37,503	37,503
		39,014	39,014

		1,147,624	1,058,747	344,287	30.00	0.29

Triax Pharmaceuticals LLC
14.00% due 08/30/11
Loan Agreement	8/30/2007	1,500,000	1,379,794
	10/31/2007	3,875	3,875
	1/10/2008	11,404	11,404
	4/4/2008	11,239	11,239
	7/3/2008	11,449	11,449
	10/1/2008	11,534	19,670

		1,549,501	1,437,431	1,397,353	90.18	1.19
Triax Pharmaceuticals LLC
Common Stock	8/31/2007	128,418	53,936	53,936	0.42	0.05

Triax Pharmaceuticals LLC, Class C
Preferred Stock	8/31/2007	39,177	78,353	78,353	2.00	0.07

VeraSun Energy Corp.
16.50% due 11/03/09
Loan Agreement	11/3/2008	95,679	95,679
	11/25/2008	165,000	165,000
	12/11/2008	550,000	550,000
	12/11/2008	107,450	107,450
	12/18/2008	131,871	131,871

		1,050,000	1,050,000	1,050,000	100.00	0.90
Wind Acquisition Holdings Finance S.A.
11.75% due 12/21/11
Loan Agreement	6/21/2007	230,325	230,325
	8/15/2007	16,438	16,438
	7/18/2007	6,575	6,575
	7/18/2007	6,575	6,575
	7/18/2007	9,863	9,863
	11/05/2007	54,462	54,462
	11/09/2007	800,000	801,854
	1/31/2008	81,014	81,014
	4/29/2008	74,340	74,340
	8/5/2008	68,135	68,135
	10/21/2008	72,528	75,194

		1,420,255	1,424,775	887,659	62.50	0.76

				$10,199,078		8.70%

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.

(7)	See Note 3 for cost of investments on a tax basis.

(8)	Bond in default

(9)	Company has filed Chapter 11 bankruptcy protection.

(10)	Company has filed bankruptcy in country of issuance.

(11)	Bond is in default and did not pay principal at maturity.

(12)	Company has filed for Chapter 7 bankruptcy protection.

(13)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	A portion of the interest is paid in the form of additional bonds.

(16)	Consist of more than one class of securities traded together as a unit.

(17)	Loan is subject to an unfunded loan commitment. See Note 4 for details

(18)	Security is in default subsequent to December 31, 2008.

(19)	As of February 1, 2009, the issuer was not in default with respect to interest and/or principal payments concerning the securities noted. The issuer disclosed in filings with the Securities and Exchange Commission that it entered into a forbearance and standstill agreement (the “Forbearance Agreement”) with respect to an amended credit agreement (the “Credit Agreement”) under which the issuer is currently in default due to, among others, a “going concern” qualification in its auditors’ report on its annual financial statements, and failure to comply with financial ratio covenants. The Forbearance Agreement expired in accordance with its terms and the issuer and the lenders remain in active discussions regarding the terms of a restructuring agreement and a forbearance agreement through February 2, 2009. There can be no assurance, however, that the issuer will be successful in reaching agreement with the lenders regarding a new forbearance agreement or the terms of a restructuring agreement.

(20)	As of December 31, 2008, the Fund held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Fund’s percentage interest was 3.3%.

(21)	Income may be received in cash or additional shares at the discretion of the issuer.

(22)	Subsequent to December 31, 2008, the company has filed for bankruptcy protection in country of issuance.

(23)	Subsequent to December 31, 2008, the company has filed for Chapter 11 bankruptcy protection.

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS — December 31, 2008 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
MUNICIPAL BONDS & NOTES — 86.6%
Arizona — 2.7%
Arizona Health Facilities Authority Revenue, Revenue Bonds 5.50% due 01/01/31	$2,000,000	$1,709,200

Arkansas — 2.9%
Little Rock Arkansas Sewer Revenue, Series C 5.00% due 10/01/37(1)	2,000,000	1,847,580

California — 9.6%
Bay Area Toll Authority California, Toll Bridge Revenue, 5.00% due 04/01/39	1,000,000	917,020
California State Department Water Resources, Revenue Bonds 5.00% due 12/01/25(1)	1,000,000	1,002,670
Los Angeles California Unified School District, Series G 4.75% due 07/01/27(1)	2,500,000	2,268,000
Los Angeles California Water & Power Revenue, Power System - Subseries A-1 5.25% due 07/01/38	2,000,000	1,927,420

		6,115,110

Connecticut — 4.4%
State of Connecticut, Refunded, Series B, 5.00% due 06/01/14(1)	2,500,000	2,791,200

Georgia — 0.2%
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/09(1)	60,000	60,000
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(1)	85,000	94,256

		154,256

Hawaii — 4.3%
Hawaii State, Series DG 5.00% due 07/01/13(1)	2,500,000	2,725,950

Massachusetts — 11.6%
Massachusetts State Water Resources Authority, Revenue Bonds, Series A, 5.00% due 08/01/24(1)	3,910,000	3,980,185
University Massachusetts Building Authority Project Revenue, Series 04-1, 5.25% due 11/01/27(1)	3,000,000	3,465,210

		7,445,395

Missouri — 3.0%
Missouri State Health & Educational Facilities Authority, Series 2003 - B 5.50% due 11/15/32(1)	2,000,000	1,945,480

New Jersey — 7.8%
Garden State New Jersey Preservation Trust Open Space And Farmland Preservation, Series A, 5.80% due 11/01/17(1)	2,500,000	2,842,775
New Jersey Economic Development Authority Revenue Bond, School Facility Construction 5.00% due 03/01/09(1)(2)	2,000,000	2,153,620

		4,996,395

New Mexico — 4.1%
New Mexico Finance Authority Transportation, Series A, 5.25% due 06/15/21(1)	2,500,000	2,605,450

New York — 17.1%
City of Niagara Falls New York, General Obligation 7.50% due 03/01/13(1)	410,000	467,572
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/13(1)	35,000	42,805
City of Niagara Falls New York, General Obligation 7.50% due 03/01/14(1)	510,000	591,309
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/14(1)	45,000	56,858
Metropolitan Transportation Authority New York, Transit Improvement, Series A 5.00% due 11/15/31(1)	1,650,000	1,614,690
New York New York City Municipal Water Finance Authority, Water & Sewer Revenue, Fiscal 2009 - Series A 5.75% due 06/15/40	2,600,000	2,654,938
New York State Thruway Authority, Series H 5.00% due 01/01/19(1)	1,000,000	1,057,830
New York State Thruway Authority, Series G, 5.25% due 01/01/27(1)	1,500,000	1,504,890
Port Authority New York & New Jersey, Revenue Bonds 4.75% due 07/15/31	1,000,000	898,500
Sales Tax Asset Receivables Corp., Series A, 5.25% due 10/15/27(1)	2,000,000	2,035,700

		10,925,092

Ohio — 11.2%
Franklin County, Ohio Hospital Revenue, Series C, 5.25% due 05/15/23	815,000	780,102
Ohio State Higher Educational Facility Commission, Revenue Bonds 5.25% due 01/01/29	1,845,000	1,624,264
Olentangy Local School District Ohio, Series A, 5.25% due 12/01/27(1)	3,250,000	3,746,892
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14(1)	880,000	982,221

		7,133,479

South Dakota — 3.5%
South Dakota State Health & Educational Facilities Revenue, Refunding Bonds 6.25% due 07/01/10(1)	2,120,000	2,233,038

Texas — 4.2%
Williamson County Texas, Series A 5.25% due 02/15/13(1)	2,440,000	2,708,424

Total Long-Term Investment Securities (cost $54,647,285)		55,336,049

SHORT-TERM INVESTMENT SECURITIES — 11.6%
Florida — 0.1%
Broward County Florida School Board, Certificates Participation 1.20% due 01/07/09(1)(2)	100,000	100,000

Idaho — 0.2%
Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project 2.72% due 01/01/09(1)(2)	100,000	100,000

Nevada — 0.7%
Clark County Nevada School District, Series A 1.15% due 01/01/09(1)(2)	430,000	430,000

New York — 1.3%
New York NY, Series H 1.25% due 01/02/09(1)(2)	220,000	220,000
Triborough Bridge & Tunnel Authority, Refunding Bonds 1.65% due 01/01/09(1)(2)	600,000	600,000

		820,000

North Carolina — 6.5%
Charlotte-Mecklenberg Hospital Authority North Carolina, Series J 3.40% due 01/02/09(1)(2)	600,000	600,000
Fayetteville North Carolina Public Works Commission, Series A 1.75% due 03/01/09(1)(2)	1,700,000	1,700,000
New Hanover County North Carolina Hospital Revenue, Refunding, 3.85% due 01/03/09(1)(2)	1,865,000	1,865,000

		4,165,000

Pennsylvania — 1.1%
Lehigh County Pennsylvania General Hospital Revenue, Refunding 0.90% due 01/01/09(1)(2)	700,000	700,000

Texas — 0.2%
Harris County Texas Health Facilities Development Corp., Revenue Bonds 1.15% due 01/01/09(1)(2)	140,000	140,000

Wisconsin — 1.4%
Wisconsin Housing & Economic Development Authority, Housing Revenue, Series E 2.05% due 05/01/09(1)(2)	900,000	900,000

Registered Investment Company — 0.1%
SSGA Tax Free Money Market Fund	79,349	79,349

Total Short-Term Investment Securities (cost $7,434,349)		7,434,349

TOTAL INVESTMENTS — (cost $62,081,634)(3)	98.2%	62,770,398
Other assets less liabilities	1.8	1,144,063

NET ASSETS —	100.0%	$63,914,461

(1)	All or part of this security is insured by the Assured Guaranty Corp. (“AGC”), Berkshire Hathaway Assurance Corp. (“BHAC”), Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $52,179,605 or 81.6% of Net Assets.

(2)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects next reset date.

(3)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of Securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered investments companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of December 31, 2008:

	U.S Government Securities Fund		GNMA Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$115,652,526	$—	$23,372,586	$—
Level 2 — Other Significant Observable Inputs	143,697,862	—	359,487,936	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$259,350,388	$—	$382,860,522	$—

	Strategic Bond Fund		High-Yield Bond Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$21,581,219	$191,707	$1,356,634	$—
Level 2 — Other Significant Observable Inputs	480,672,342	—	95,353,376	—
Level 3 — Significant Unobservable Inputs	12,830,313	—	18,616,719	—

Total	$515,083,874	$191,707	$115,326,729	$—

	Tax Exempt Insured Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	62,770,398	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$62,770,398	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Strategic Bond Fund		High-Yield Bond Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/08	$1,975,892	$—	$4,537,495	$—
Accrued discounts/premiums	29,177	—	80,219	—
Realized gain (loss)	214	—	(645,995)	—
Change in unrealized appreciation (depreciation)	(2,956,755)	—	(7,622,228)	—
Net purchases (sales)	5,928,462	—	4,354,848	—
Transfers in and/or out of Level 3	7,853,323	—	17,912,380	—

Balance as of 12/31/08	$12,830,313	$—	$18,616,719	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2. Repurchase Agreements

As of December 31, 2008, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC.:

Fund	Percentage Interest	Principal Amount
U.S. Government	2.50%	$5,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2008, bearing interest at a rate of 0.02% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,222 and a maturity date of January 2, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	07/15/15	$200,000,000	$204,000,018

Note 3. Federal Income Taxes:

As of December 31, 2008, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$240,413,164	$370,227,488	$638,030,783	$192,761,568	$62,078,660

Appreciation	19,265,509	13,013,073	11,271,463	1,698,302	1,986,015
Depreciation	(328,285)	(380,039)	(134,218,372)	(78,557,141)	(1,294,277)

Unrealized appreciation (depreciation) — net	$18,937,224	$12,633,034	$(122,946,909)	$(76,858,839)	$691,738

Note 4. Unfunded Loan Commitments

At December 31, 2008 the Strategic Bond Fund and the High Yield Bond Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Fund	Name	Type	Maturity Date	Amount
Strategic Bond	Idearc, Inc.	Term B Bank Loan	11/17/2014	$700,000
Strategic Bond	Verasun Energy Corp.	Super Priority Secured Debtor	11/30/2009	191,930
High Yield Bond	Greektown Holdings LLC	Delayed Term Loan	11/11/2009	147,154
High Yield Bond	Idearc, Inc.	Term B Bank Loan	11/17/2014	800,000
High Yield Bond	Verasun Energy Corp.	Super Priority Secured Debtor	11/30/2009	95,679

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: February 27, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 27, 2009